Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Class Subject to Redemption [Member]	Common Class Subject to Redemption [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Preferred Stock [Member] Series B Convertible Preferred Stock [Member]	Preferred Stock [Member] Series C Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Preferred Stock [Member] Series D Convertible Preferred Stock [Member]	Preferred Stock [Member] Series E Convertible Preferred Stock [Member]	Preferred Stock [Member] Series G Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Revision of Prior Period, Reclassification, Adjustment [Member]	Series D Convertible Preferred Stock [Member]	Parent [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2022									$ 701		$ 7,350,873	$ (2,335,949)	$ 5,015,625
Balance, shares at Dec. 31, 2022				4,851					7,015,886
Common stock subject to possible redemption, value at Dec. 31, 2022	$ 117,299,975
Board compensation									$ 33		327,466		$ 327,499
Board Compensation, shares									325,721				325,721
Common stock issued for exercise of warrants											2,000,000		$ 2,000,000
Common stock issued for exercise of warrants, shares			2,000
Net income(loss)												(2,097,013)	(2,097,013)
Net income													(2,097,013)
Balance at Dec. 31, 2023									$ 734		9,678,339	(4,432,962)	5,246,111	$ 5,246,111
Balance, shares at Dec. 31, 2023			2,000	4,851					7,341,607	498,941
Balance at Dec. 31, 2023			$ 2,000,000						$ 499		7,678,574	(4,432,962)				$ 3,246,111
Common stock subject to possible redemption, value at Dec. 31, 2023	$ 3,308,364
Board compensation											10,000					10,000
Net income												(312,475)				(312,475)
Balance, shares at Mar. 31, 2024			2,000						498,941
Balance at Mar. 31, 2024			$ 2,000,000						$ 499		7,688,574	(4,745,437)				2,943,636
Balance at Dec. 31, 2023									$ 734		9,678,339	(4,432,962)	5,246,111	5,246,111
Balance, shares at Dec. 31, 2023			2,000	4,851					7,341,607	498,941
Balance at Dec. 31, 2023			$ 2,000,000						$ 499		7,678,574	(4,432,962)				3,246,111
Common stock subject to possible redemption, value at Dec. 31, 2023	$ 3,308,364
Net income(loss)													109,712
Net income													109,712
Balance, shares at Sep. 30, 2024			3,000						498,941
Balance at Sep. 30, 2024			$ 3,000,000						$ 499		7,688,574	(4,323,250)				3,365,823
Balance at Dec. 31, 2023									$ 734		9,678,339	(4,432,962)	5,246,111	5,246,111
Balance, shares at Dec. 31, 2023			2,000	4,851					7,341,607	498,941
Balance at Dec. 31, 2023			$ 2,000,000						$ 499		7,678,574	(4,432,962)				3,246,111
Common stock subject to possible redemption, value at Dec. 31, 2023	$ 3,308,364
Board compensation											10,000		10,000
Common stock issued for exercise of warrants											1,000,000		1,000,000
Common stock issued for exercise of warrants, shares			1,000
Net income(loss)												1,229,601	1,229,601
Acquisition of WAVS	$ 1,917,309								$ 325		(4,018,279)		(4,017,954)
Acquisition of WAVS, shares	173,879								3,251,000
Net income													1,229,601
Balance at Dec. 31, 2024	$ 1,917,309								$ 1,059		6,670,060	(3,203,361)	3,467,758	3,467,758
Balance, shares at Dec. 31, 2024	173,879		3,000	4,851					10,592,607	353,087
Balance at Dec. 31, 2024	$ 1,917,309								$ 35		6,671,084	(3,203,361)	3,467,758	3,467,758		3,467,758
Temproary equity, shares outstanding at Dec. 31, 2024	5,796	5,796
Common stock subject to possible redemption, value at Dec. 31, 2024	$ 1,917,309												1,917,309	1,917,309
Balance, shares at Mar. 31, 2024			2,000						498,941
Balance at Mar. 31, 2024			$ 2,000,000						$ 499		7,688,574	(4,745,437)				2,943,636
Net income												306,094				306,094
Series B convertible preferred stock and warrants issued			$ 1,000,000
Series B convertible preferred stock and warrants issued, shares			1,000
Balance, shares at Jun. 30, 2024			3,000						498,941
Balance at Jun. 30, 2024			$ 3,000,000						$ 499		7,688,574	(4,439,343)				3,249,730
Net income(loss)												116,093	116,093			116,093
Net income												116,093	116,093			116,093
Balance, shares at Sep. 30, 2024			3,000						498,941
Balance at Sep. 30, 2024			$ 3,000,000						$ 499		7,688,574	(4,323,250)				3,365,823
Balance, shares at Dec. 31, 2024	173,879		3,000	4,851					10,592,607	353,087
Balance at Dec. 31, 2024	$ 1,917,309								$ 35		6,671,084	(3,203,361)	3,467,758	3,467,758		3,467,758
Common stock issued for exercise of warrants									$ 23		3,309,898		3,309,921			3,309,921
Common stock issued for exercise of warrants, shares									234,830						222,222
Common stock redeemed (Mezzanine Equity)	$ (1,001,216)
Common stock redeemed (Mezzanine Equity), temproary equity, shares outstanding	(3,163)
Common stock redeemed (Mezzanine Equity), temproary equity, value	$ (1,001,216)
Release of common stock subject to redemption	$ (916,093)										916,093		916,093			916,093
Release of common stock subject to redemption,temproary equity, shares outstanding	(2,633)
Release of common stock subject to redemption,temproary equity, value	$ (916,093)
Release of common stock subject to redemption, shares									2,633
Series A convertible preferred stock in exchange of Series A Convertible Preferred Stock categorized as liability					$ 11						1,391,165		1,391,176			1,391,176
Conversion of Series A Convertible Preferred stock for common stock, shares					106,816
Conversion of Series A Convertible Preferred stock for common stock						$ 667					3,332,668		3,333,335			3,333,335
Series D convertible preferred stock in exchange of convertible notes, shares						6,666,666
Common stock issued for conversion of Series B and D Convertible Preferred Stock						$ (652)			$ 42		610
Common stock issued for conversion of Series B and D Convertible Preferred Stock, shares			(2,999)			(6,516,666)			417,176
Common stock issued for business combination costs									$ 3		8,999,997		9,000,000			9,000,000
Common stock issued for business combination costs, shares									25,000
Common stock issued for settlement of liability											945,636		945,636			945,636
Common stock issued for settlement of liability, shares									2,627
Common stock issued for employment agreement									$ 2		249,998		250,000			250,000
Common stock issued for employment agreement, shares									16,667
SLG transaction									$ 2		509,069		509,071			509,071
SLG transaction, shares							51		16,938
Excise tax liability arising from redemption of Class A shares												(10,012)	(3,474,230)			(10,012)	(3,464,218)
Net income												(10,248,486)	(10,248,486)			(10,248,486)
Balance, shares at Mar. 31, 2025			1	4,851	106,816	150,000	51		1,068,958
Balance at Mar. 31, 2025					$ 11	$ 15			$ 107		26,326,218	(13,461,859)	9,400,274			12,864,492	(3,464,218)
Temproary equity, shares outstanding at Mar. 31, 2025
Common stock subject to possible redemption, value at Mar. 31, 2025
Balance at Dec. 31, 2024	$ 1,917,309								$ 1,059		6,670,060	(3,203,361)	3,467,758	3,467,758
Balance, shares at Dec. 31, 2024	173,879		3,000	4,851					10,592,607	353,087
Balance at Dec. 31, 2024	$ 1,917,309								$ 35		6,671,084	(3,203,361)	3,467,758	3,467,758		3,467,758
Temproary equity, shares outstanding at Dec. 31, 2024	5,796	5,796
Common stock subject to possible redemption, value at Dec. 31, 2024	$ 1,917,309												1,917,309	1,917,309
Balance, shares at Jun. 30, 2025			1	4,851	106,816	150,000	51	3,318	1,345,133
Balance at Jun. 30, 2025					$ 11	$ 15			$ 135		32,665,183	(18,650,614)	10,448,853			14,014,730	(3,565,877)
Temproary equity, shares outstanding at Jun. 30, 2025
Common stock subject to possible redemption, value at Jun. 30, 2025
Balance at Dec. 31, 2024	$ 1,917,309								$ 1,059		6,670,060	(3,203,361)	3,467,758	3,467,758
Balance, shares at Dec. 31, 2024	173,879		3,000	4,851					10,592,607	353,087
Balance at Dec. 31, 2024	$ 1,917,309								$ 35		6,671,084	(3,203,361)	3,467,758	3,467,758		3,467,758
Temproary equity, shares outstanding at Dec. 31, 2024	5,796	5,796
Common stock subject to possible redemption, value at Dec. 31, 2024	$ 1,917,309												1,917,309	$ 1,917,309
Net income(loss)													(18,560,558)
Release of common stock subject to redemption,temproary equity, value	(916,093)
Net income													(18,778,917)
Balance at Sep. 30, 2025													19,092,678
Balance, shares at Sep. 30, 2025			1	4,851		150,000	51	3,318	2,662,489
Balance at Sep. 30, 2025						$ 15			$ 266		40,866,328	(21,773,931)	15,410,101			19,092,678	(3,682,577)
Temproary equity, shares outstanding at Sep. 30, 2025
Common stock subject to possible redemption, value at Sep. 30, 2025
Balance, shares at Mar. 31, 2025			1	4,851	106,816	150,000	51		1,068,958
Balance at Mar. 31, 2025					$ 11	$ 15			$ 107		26,326,218	(13,461,859)	9,400,274			12,864,492	(3,464,218)
Temproary equity, shares outstanding at Mar. 31, 2025
Common stock subject to possible redemption, value at Mar. 31, 2025
Common stock issued for exercise of warrants									$ 11		354,739		354,750			354,750
Common stock issued for exercise of warrants, shares									106,968
Common stock issued for settlement of liability									$ 9		1,028,469		1,028,478			1,028,478
Common stock issued for settlement of liability, shares									91,420
Common stock issued for employment agreement									$ 2		256,297		256,299			256,299
Common stock issued for employment agreement, shares									22,782
SLG transaction									$ 2		250,069		250,071			250,071
SLG transaction, shares									16,671
Net income												(5,188,755)	(5,290,414)			(5,188,759)	(101,659)
Series G convertible preferred stock in exchange of convertible notes and promissory notes											4,183,891		4,183,891			4,183,891
Series G preferred stock in exchange of convertible notes and promissory notes, shares								3,318
Common Stock Issued - Equity Line									$ 4		265,500		265,504			265,504
Common Stock Issued - Equity Line, shares									38,334
Balance, shares at Jun. 30, 2025			1	4,851	106,816	150,000	51	3,318	1,345,133
Balance at Jun. 30, 2025					$ 11	$ 15			$ 135		32,665,183	(18,650,614)	10,448,853			14,014,730	(3,565,877)
Temproary equity, shares outstanding at Jun. 30, 2025
Common stock subject to possible redemption, value at Jun. 30, 2025
Common stock issued for exercise of warrants									$ 7		193		200			200
Common stock issued for exercise of warrants, shares									66,668
Net income(loss)													(3,123,317)
Conversion of Series A Convertible Preferred stock for common stock, shares					(106,816)				161,687
Conversion of Series A Convertible Preferred stock for common stock					$ (11)				$ 16		390,050		390,055			390,055
Common stock issued for settlement of liability											120,530		120,530			120,530
Common stock issued for settlement of liability, shares									8,267
Common stock issued for employment agreement									$ 20		2,081,380		2,081,400			2,081,400
Common stock issued for employment agreement, shares									200,000
Net income												(3,123,317)	(3,240,017)			(3,123,317)	(116,700)
Common Stock Issued - Equity Line									$ 88		5,608,992		5,609,080			5,609,080
Common Stock Issued - Equity Line, shares									880,734
Balance at Sep. 30, 2025													19,092,678
Balance, shares at Sep. 30, 2025			1	4,851		150,000	51	3,318	2,662,489
Balance at Sep. 30, 2025						$ 15			$ 266		$ 40,866,328	$ (21,773,931)	15,410,101			$ 19,092,678	$ (3,682,577)
Temproary equity, shares outstanding at Sep. 30, 2025
Common stock subject to possible redemption, value at Sep. 30, 2025